LongTerm Debt - Schedule of Long-Term Debt (Details) - USD ($) $ in Thousands	Sep. 30, 2020	Sep. 02, 2020	Dec. 31, 2019
Debt Instrument [Line Items]
Total carrying value of debt	$ 589,583		$ 233,750
Revolving Credit Facility | Line of Credit
Debt Instrument [Line Items]
Total carrying value of debt	465,000		233,750
Secured Debt | Line of Credit | Term Loan
Debt Instrument [Line Items]
Total carrying value of debt	$ 124,583	$ 417	$ 0